Basis of Preparation of the Consolidated Financial Statements - Additional Information (Detail) $ in Millions			1 Months Ended					12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Dec. 31, 2020	Dec. 31, 2019 ARS ($) Cash_Generating_Units	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 ARS ($)
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Use of estimates									The preparation of financial statements at a certain date requires the Management to make estimates and assessments affecting the amount of assets and liabilities recorded, contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the fiscal year. Future results might differ from the estimates and assessments made on the date of preparation of these consolidated financial statements.
Consolidation policies									This capacity is, in general but not solely, obtained by the direct or indirect ownership of more than 50% of the voting shares of a company.
Maximum accumulated inflation rate									In recent years, inflation in Argentina has been high, with an accumulated inflation rate exceeding 100% over the last three years.
Service concessions arrangements									The Argentine Hydrocarbons Law allows the PEN to award 35-year concessions for the transportation of oil, gas and petroleum products following submission of competitive bids. The term of a transportation concession may be extended for an additional ten-year term.
Description of significant influence in associates									Associates are considered those in respect of which the Group has significant influence, understood as the power to participate in the financial and operating policy decisions of the investee but does not have control or joint control over those policies. Significant influence is presumed in companies in which a company has an interest of 20% or more and less than 50%.
Number of cash generating units | Cash_Generating_Units									2
Useful life of cash generating units									10 years
General tax rate									30.00%	30.00%	35.00%
Personal assets tax rate									0.50%
Shareholders equity attributable to shareholders of the parent company									$ 548,099	$ 362,357	$ 152,533	$ 118,661
Right-of-use assets									61,391
Percentage of reduction in domestic crude oil price per barrel				6.00%	2.00%	2.00%	2.00%					10.00%
Recoverable value of assets after tax									82,802
Reversal for impairment of value of assets										2,900	5,032
Expense for short term and low value leases									$ 13,886
Discount rate after taxes of the CGU Oil									10.94%				10.94%
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment,Net of tax									$ 30,421
Assets classified as disposal group held for sale													$ 0
IFRS 16 [Member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Operating lease future payments										29,922
Capitalization of lease expenses in comprehensive income									2,533
Gas Neuquina Basin [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Impairment charge for property, plant and equipment									40,561
Impairment loss									40,561
Remaining Lease Commitments [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Right-of-use assets														$ 23,059
Non adjusting event [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Recoverable value of assets after tax									$ 82,802
Scenario Forecast [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
General tax rate	25.00%	30.00%	25.00%					25.00%	30.00%
Discount rate after taxes of the CGU Oil								11.19%
Legal reserve [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Shareholders equity attributable to shareholders of the parent company									$ 2,007	2,007	$ 2,007	$ 2,007
Upstream segment [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Number of cash generating units | Cash_Generating_Units									4
Metrogas S.A. [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of non-controlling interest acquired									(30.00%)				(30.00%)
YTEC [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of non-controlling interest acquired									(49.00%)				(49.00%)
Later than one year [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Discount rate after taxes of the CGU Oil									12.14%				12.14%
Later than one year and not later than two years [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Discount rate after taxes of the CGU Oil									12.14%				12.14%
Later than two years and not later than three years [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Discount rate after taxes of the CGU Oil									12.39%				12.39%
Crude Oil Reserves [member] | Upstream segment [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Number of cash generating units | Cash_Generating_Units									1
Natural gas reserves [member] | Upstream segment [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Number of cash generating units | Cash_Generating_Units									3
CGU OIL [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Recoverable value of assets after tax										254,549
Reversal in the charge for impairment										$ 39,837
Discount rate after taxes of the CGU Oil								8.28%		8.28%	8.28%
CGU OIL [member] | Scenario Forecast [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Discount rate after taxes of the CGU Oil								8.42%
CGU Gas Neuquina Basin [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Impairment charge for property, plant and equipment										$ 28,326
Recoverable value of assets after tax									$ 139,361	108,509
Impairment loss										28,326
CGU Gas Austral Basin [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Impairment charge for property, plant and equipment										8,246
Recoverable value of assets after tax										8,606
Impairment loss										$ 8,246
Bottom of range [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Useful lives of amortized assets									3 years
Percentage of defined contribution plan									3.00%
Bottom of range [member] | Legal reserve [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of legal reserve transferred									5.00%
Top of range [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Useful lives of amortized assets									14 years
Percentage of defined contribution plan									10.00%
Top of range [member] | Legal reserve [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Maximum legal reserve of subscribed Capital plus adjustment to contribution									20.00%
Consolidated entities [Member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Investment Owned Percent Of Net Assets									100.00%
Taxes, withholdings and royalties [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Minimum presumed income tax rate									1.00%	1.00%	1.00%
Royalties and withholding systems for hydrocarbon exports [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of interest on royalty									12.00%
Royalties and withholding systems for hydrocarbon exports [member] | Crude oil and natural gas [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of interest on royalty									15.00%